American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Equity ETF (AVLC)
November 30, 2024

Avantis U.S. Large Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
AeroVironment, Inc.(1)	171	33,260
Axon Enterprise, Inc.(1)	387	250,374
Boeing Co.(1)	1,944	302,175
BWX Technologies, Inc.	2,203	288,263
Curtiss-Wright Corp.	384	143,474
General Dynamics Corp.	742	210,735
General Electric Co.	4,908	894,041
HEICO Corp.	85	23,236
HEICO Corp., Class A	186	39,270
Hexcel Corp.	612	38,795
Howmet Aerospace, Inc.	2,070	245,047
Huntington Ingalls Industries, Inc.	904	178,920
L3Harris Technologies, Inc.	526	129,527
Leonardo DRS, Inc.(1)	939	32,649
Loar Holdings, Inc.(1)	24	2,210
Lockheed Martin Corp.	1,877	993,703
Moog, Inc., Class A	416	92,048
Northrop Grumman Corp.	419	205,163
Rocket Lab USA, Inc.(1)	111	3,028
RTX Corp.	6,094	742,432
Textron, Inc.	2,661	227,861
TransDigm Group, Inc.	247	309,484
Woodward, Inc.	762	137,404
		5,523,099
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	1,059	111,809
Expeditors International of Washington, Inc.	3,379	411,021
FedEx Corp.	4,104	1,242,158
GXO Logistics, Inc.(1)	596	36,255
United Parcel Service, Inc., Class B	6,519	884,759
		2,686,002
Automobile Components — 0.2%
Aptiv PLC(1)	3,203	177,863
Autoliv, Inc.	2,289	226,886
BorgWarner, Inc.	6,640	227,885
Gentex Corp.	4,540	138,742
Lear Corp.	1,580	154,587
Modine Manufacturing Co.(1)	914	124,112
		1,050,075
Automobiles — 1.3%
Ford Motor Co.	82,668	920,095
General Motors Co.	24,407	1,356,785
Lucid Group, Inc.(1)(2)	13,224	28,828
Rivian Automotive, Inc., Class A(1)	11,724	143,384
Tesla, Inc.(1)	10,941	3,776,396
Thor Industries, Inc.	590	65,844
		6,291,332
Banks — 4.6%
Bank of America Corp.	42,688	2,028,107

Bank OZK	1,715	85,699
BOK Financial Corp.	415	49,331
Cadence Bank	2,832	108,154
Citigroup, Inc.	15,151	1,073,751
Citizens Financial Group, Inc.	8,325	400,765
Columbia Banking System, Inc.	700	21,707
Comerica, Inc.	3,766	272,093
Commerce Bancshares, Inc.	2,786	205,467
Cullen/Frost Bankers, Inc.	1,457	204,883
East West Bancorp, Inc.	3,767	413,165
Fifth Third Bancorp	13,263	637,420
First Citizens BancShares, Inc., Class A	253	580,635
First Financial Bankshares, Inc.	89	3,710
First Horizon Corp.	9,589	202,616
FNB Corp.	459	7,872
Glacier Bancorp, Inc.	137	7,931
Home BancShares, Inc.	2,690	85,434
Huntington Bancshares, Inc.	27,894	502,371
JPMorgan Chase & Co.	22,757	5,682,878
KeyCorp	13,258	258,266
M&T Bank Corp.	2,506	551,295
NU Holdings Ltd., Class A(1)	8,592	107,658
Old National Bancorp	7,144	165,455
Pinnacle Financial Partners, Inc.	1,247	158,506
PNC Financial Services Group, Inc.	4,845	1,040,318
Popular, Inc.	1,506	149,636
Prosperity Bancshares, Inc.	1,377	115,296
Regions Financial Corp.	14,026	382,349
SouthState Corp.	1,379	152,642
Synovus Financial Corp.	2,792	159,339
Truist Financial Corp.	18,427	878,599
U.S. Bancorp	20,573	1,096,335
UMB Financial Corp.	52	6,525
Webster Financial Corp.	3,647	225,312
Wells Fargo & Co.	34,798	2,650,564
Western Alliance Bancorp	2,852	266,976
Wintrust Financial Corp.	1,663	229,511
Zions Bancorp NA	3,942	238,570
		21,407,141
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	8	2,530
Brown-Forman Corp., Class A	220	9,099
Brown-Forman Corp., Class B	1,489	62,657
Celsius Holdings, Inc.(1)	2,490	70,841
Coca-Cola Co.	28,885	1,850,951
Coca-Cola Consolidated, Inc.	214	279,118
Constellation Brands, Inc., Class A	974	234,685
Keurig Dr. Pepper, Inc.	6,393	208,731
Molson Coors Beverage Co., Class B	3,362	208,646
Monster Beverage Corp.(1)	2,822	155,577
National Beverage Corp.	102	5,038
PepsiCo, Inc.	7,463	1,219,827
Primo Brands Corp., Class A	154	4,392
		4,312,092

Biotechnology — 1.8%
AbbVie, Inc.	10,454	1,912,350
Alkermes PLC(1)	171	4,962
Alnylam Pharmaceuticals, Inc.(1)	615	155,638
Amgen, Inc.	2,930	828,809
Apellis Pharmaceuticals, Inc.(1)	134	4,547
Avidity Biosciences, Inc.(1)	59	2,539
Biogen, Inc.(1)	788	126,576
BioMarin Pharmaceutical, Inc.(1)	2,027	133,843
Blueprint Medicines Corp.(1)	233	22,457
Bridgebio Pharma, Inc.(1)	135	3,657
CRISPR Therapeutics AG(1)	12	614
Cytokinetics, Inc.(1)	504	26,137
Exact Sciences Corp.(1)	608	37,745
Exelixis, Inc.(1)	4,002	145,913
Gilead Sciences, Inc.	17,944	1,661,256
GRAIL, Inc.(1)(2)	162	2,835
Halozyme Therapeutics, Inc.(1)	2,201	106,088
Immunovant, Inc.(1)	57	1,607
Incyte Corp.(1)	1,764	131,577
Insmed, Inc.(1)	1,028	77,264
Ionis Pharmaceuticals, Inc.(1)	674	24,082
Krystal Biotech, Inc.(1)	218	43,038
Madrigal Pharmaceuticals, Inc.(1)	188	61,700
Moderna, Inc.(1)	2,836	122,118
Natera, Inc.(1)	628	105,366
Neurocrine Biosciences, Inc.(1)	1,336	169,338
Nuvalent, Inc., Class A(1)	190	18,369
Regeneron Pharmaceuticals, Inc.(1)	777	582,921
REVOLUTION Medicines, Inc.(1)	1,829	105,808
Roivant Sciences Ltd.(1)	5,972	75,904
Sarepta Therapeutics, Inc.(1)	439	58,536
Summit Therapeutics, Inc.(1)(2)	1,387	25,604
Ultragenyx Pharmaceutical, Inc.(1)	17	810
United Therapeutics Corp.(1)	1,146	424,582
Vaxcyte, Inc.(1)	1,074	101,321
Vertex Pharmaceuticals, Inc.(1)	2,315	1,083,721
Viking Therapeutics, Inc.(1)	1,114	58,975
		8,448,607
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	65,608	13,639,247
Coupang, Inc.(1)	21,397	542,628
Dillard's, Inc., Class A	97	42,983
eBay, Inc.	10,715	678,152
Etsy, Inc.(1)	257	14,099
Macy's, Inc.	6,612	107,379
MercadoLibre, Inc.(1)	935	1,856,134
Ollie's Bargain Outlet Holdings, Inc.(1)	962	95,190
		16,975,812
Building Products — 1.1%
A.O. Smith Corp.	2,184	162,686
AAON, Inc.	1,664	226,870
Advanced Drainage Systems, Inc.	2,051	277,480
Allegion PLC	787	110,841
Armstrong World Industries, Inc.	1,082	172,936

AZEK Co., Inc.(1)	1,156	61,407
Builders FirstSource, Inc.(1)	1,871	348,885
Carlisle Cos., Inc.	1,320	602,844
Carrier Global Corp.	3,617	279,847
CSW Industrials, Inc.	241	101,796
Fortune Brands Innovations, Inc.	1,269	99,363
Johnson Controls International PLC	1,988	166,714
Lennox International, Inc.	706	470,994
Masco Corp.	950	76,532
Owens Corning	2,553	524,948
Simpson Manufacturing Co., Inc.	887	167,111
Trane Technologies PLC	1,555	647,222
Trex Co., Inc.(1)	2,543	190,801
UFP Industries, Inc.	1,795	243,940
Zurn Elkay Water Solutions Corp.	1,537	61,203
		4,994,420
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	69	12,940
Ameriprise Financial, Inc.	2,181	1,251,829
ARES Management Corp., Class A	529	93,490
Bank of New York Mellon Corp.	10,758	880,757
Blackrock, Inc.	829	847,901
Blackstone, Inc.	2,746	524,733
Blue Owl Capital, Inc.	550	13,052
Carlyle Group, Inc.	1,953	103,958
Cboe Global Markets, Inc.	694	149,800
Charles Schwab Corp.	12,375	1,024,155
CME Group, Inc.	2,380	566,440
Coinbase Global, Inc., Class A(1)	1,320	390,984
Evercore, Inc., Class A	540	166,266
FactSet Research Systems, Inc.	414	203,137
Franklin Resources, Inc.	2,543	57,879
Freedom Holding Corp.(1)	81	9,629
Goldman Sachs Group, Inc.	3,360	2,044,795
Hamilton Lane, Inc., Class A	696	133,910
Houlihan Lokey, Inc.	477	90,196
Interactive Brokers Group, Inc., Class A	657	125,546
Intercontinental Exchange, Inc.	1,956	314,838
Invesco Ltd.	5,829	105,447
Janus Henderson Group PLC	1,988	90,017
Jefferies Financial Group, Inc.	5,079	401,952
KKR & Co., Inc.	4,605	750,016
Lazard, Inc.	504	29,267
LPL Financial Holdings, Inc.	1,450	471,468
MarketAxess Holdings, Inc.	816	211,091
Moody's Corp.	1,012	505,980
Morgan Stanley	12,159	1,600,246
Morningstar, Inc.	117	41,436
MSCI, Inc.	347	211,542
Nasdaq, Inc.	1,282	106,393
Northern Trust Corp.	4,678	520,007
Piper Sandler Cos.	17	5,831
PJT Partners, Inc., Class A	2	335
Raymond James Financial, Inc.	3,298	558,285
Robinhood Markets, Inc., Class A(1)	7,828	293,863

S&P Global, Inc.	797	416,440
SEI Investments Co.	1,797	148,486
State Street Corp.	4,737	466,642
StepStone Group, Inc., Class A	6	395
Stifel Financial Corp.	1,760	203,808
T. Rowe Price Group, Inc.	3,741	463,285
TPG, Inc.	24	1,679
Tradeweb Markets, Inc., Class A	805	109,078
XP, Inc., Class A	3,097	41,933
		16,761,157
Chemicals — 1.6%
Air Products & Chemicals, Inc.	3,209	1,072,865
Albemarle Corp.	606	65,266
Arcadium Lithium PLC(1)	535	2,809
Axalta Coating Systems Ltd.(1)	4,636	187,572
Balchem Corp.	313	56,503
Cabot Corp.	1,990	218,144
Celanese Corp.	373	27,307
CF Industries Holdings, Inc.	5,054	453,142
Corteva, Inc.	6,424	399,830
Dow, Inc.	13,976	617,879
DuPont de Nemours, Inc.	3,502	292,732
Eastman Chemical Co.	2,030	212,582
Ecolab, Inc.	1,180	293,549
Element Solutions, Inc.	425	12,189
FMC Corp.	3,002	177,388
International Flavors & Fragrances, Inc.	3,003	274,354
Linde PLC	2,124	979,143
LyondellBasell Industries NV, Class A	6,079	506,624
Mosaic Co.	8,186	216,601
NewMarket Corp.	46	24,544
Olin Corp.	3,029	129,005
PPG Industries, Inc.	1,879	233,691
RPM International, Inc.	3,360	466,301
Sherwin-Williams Co.	1,634	649,351
Westlake Corp.	880	112,992
		7,682,363
Commercial Services and Supplies — 0.6%
Casella Waste Systems, Inc., Class A(1)	394	44,605
Cintas Corp.	2,409	543,928
Clean Harbors, Inc.(1)	734	190,906
Copart, Inc.(1)	7,633	483,856
MSA Safety, Inc.	408	70,914
Republic Services, Inc.	755	164,816
Rollins, Inc.	2,523	126,983
Tetra Tech, Inc.	1,239	51,431
Veralto Corp.	2,489	269,285
Waste Connections, Inc.	981	188,813
Waste Management, Inc.	2,560	584,243
		2,719,780
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	1,818	737,781
Ciena Corp.(1)	2,121	147,876
Cisco Systems, Inc.	23,675	1,401,797
F5, Inc.(1)	521	130,432

Juniper Networks, Inc.	2,652	95,260
Motorola Solutions, Inc.	2,098	1,048,371
Ubiquiti, Inc.	125	43,311
		3,604,828
Construction and Engineering — 0.5%
AECOM	997	116,619
API Group Corp.(1)	615	23,235
Comfort Systems USA, Inc.	1,039	512,507
Dycom Industries, Inc.(1)	647	117,210
EMCOR Group, Inc.	1,326	676,419
Everus Construction Group, Inc.(1)	1,089	69,326
Fluor Corp.(1)	1,757	98,620
MasTec, Inc.(1)	948	136,569
Quanta Services, Inc.	1,297	446,842
Sterling Infrastructure, Inc.(1)	19	3,695
Valmont Industries, Inc.	610	212,195
WillScot Holdings Corp.(1)	1,619	61,911
		2,475,148
Construction Materials — 0.4%
CRH PLC	5,885	601,859
Eagle Materials, Inc.	1,115	344,446
Martin Marietta Materials, Inc.	1,055	633,000
Summit Materials, Inc., Class A(1)	668	34,028
Vulcan Materials Co.	773	222,724
		1,836,057
Consumer Finance — 1.0%
Ally Financial, Inc.	7,148	285,777
American Express Co.	6,373	1,941,726
Capital One Financial Corp.	5,614	1,077,944
Credit Acceptance Corp.(1)	75	37,327
Discover Financial Services	2,220	404,995
OneMain Holdings, Inc.	3,735	214,202
SoFi Technologies, Inc.(1)	14,087	231,168
Synchrony Financial	10,743	725,367
Upstart Holdings, Inc.(1)(2)	28	2,206
		4,920,712
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	4,096	394,445
Casey's General Stores, Inc.	945	397,741
Costco Wholesale Corp.	4,649	4,518,270
Dollar General Corp.	3,735	288,603
Dollar Tree, Inc.(1)	4,879	347,726
Kroger Co.	15,725	960,483
Maplebear, Inc.(1)	1,233	53,845
Performance Food Group Co.(1)	3,337	294,457
Sprouts Farmers Market, Inc.(1)	3,724	575,284
Sysco Corp.	4,216	325,096
Target Corp.	8,692	1,150,038
U.S. Foods Holding Corp.(1)	715	49,886
Walgreens Boots Alliance, Inc.	283	2,553
Walmart, Inc.	34,505	3,191,712
		12,550,139
Containers and Packaging — 0.7%
Amcor PLC	9,034	96,122
AptarGroup, Inc.	1,588	274,661

Avery Dennison Corp.	780	160,641
Ball Corp.	4,720	293,395
Berry Global Group, Inc.	762	55,100
Crown Holdings, Inc.	1,038	95,590
Graphic Packaging Holding Co.	9,815	295,333
International Paper Co.	10,393	611,420
Packaging Corp. of America	2,346	583,802
Sealed Air Corp.	654	23,936
Silgan Holdings, Inc.	373	21,459
Smurfit WestRock PLC	8,939	491,824
Sonoco Products Co.	2,030	105,316
		3,108,599
Distributors — 0.1%
Genuine Parts Co.	2,221	281,467
LKQ Corp.	1,112	43,691
Pool Corp.	933	351,825
		676,983
Diversified Consumer Services — 0.1%
ADT, Inc.	3,463	26,388
Bright Horizons Family Solutions, Inc.(1)	130	15,032
Duolingo, Inc.(1)	226	78,709
H&R Block, Inc.	2,657	157,507
Service Corp. International	1,374	121,723
		399,359
Diversified Telecommunication Services — 1.0%
AST SpaceMobile, Inc.(1)(2)	1,364	32,477
AT&T, Inc.	88,167	2,041,948
Frontier Communications Parent, Inc.(1)	6,799	236,673
Liberty Global Ltd., Class A(1)	2,028	28,656
Liberty Global Ltd., Class C(1)	2,063	30,161
Lumen Technologies, Inc.(1)	6,894	50,602
Sunrise Communications AG, Class A, ADR(1)	804	39,002
Verizon Communications, Inc.	50,354	2,232,696
		4,692,215
Electric Utilities — 1.6%
Alliant Energy Corp.	2,743	173,358
American Electric Power Co., Inc.	6,717	670,760
Avangrid, Inc.	1,129	40,757
Constellation Energy Corp.	2,340	600,350
Duke Energy Corp.	6,568	768,784
Edison International	5,222	458,231
Entergy Corp.	3,675	573,925
Evergy, Inc.	3,679	237,774
Eversource Energy	1,556	100,346
Exelon Corp.	12,500	494,500
FirstEnergy Corp.	2,150	91,483
IDACORP, Inc.	458	54,259
NextEra Energy, Inc.	4,517	355,352
NRG Energy, Inc.	2,662	270,486
OGE Energy Corp.	4,242	186,478
PG&E Corp.	29,196	631,509
Pinnacle West Capital Corp.	2,400	224,880
PPL Corp.	9,902	345,877
Southern Co.	6,665	594,051

Xcel Energy, Inc.	7,423	538,613
		7,411,773
Electrical Equipment — 0.8%
Acuity Brands, Inc.	680	218,069
AMETEK, Inc.	1,229	238,893
Atkore, Inc.	477	44,986
Eaton Corp. PLC	1,740	653,231
Emerson Electric Co.	1,930	255,918
GE Vernova, Inc.(1)	1,889	631,153
Generac Holdings, Inc.(1)	1,440	271,008
Hubbell, Inc.	371	170,693
NEXTracker, Inc., Class A(1)	3,884	148,213
nVent Electric PLC	1,052	82,382
Plug Power, Inc.(1)(2)	2,449	5,486
Regal Rexnord Corp.	156	26,943
Rockwell Automation, Inc.	608	179,445
Sensata Technologies Holding PLC	302	9,706
Vertiv Holdings Co., Class A	4,760	607,376
		3,543,502
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	7,916	575,097
Arrow Electronics, Inc.(1)	1,935	232,510
Badger Meter, Inc.	386	83,692
CDW Corp.	1,228	216,042
Cognex Corp.	1,659	66,327
Coherent Corp.(1)	1,137	113,882
Corning, Inc.	8,831	429,805
Fabrinet(1)	685	160,687
Flex Ltd.(1)	12,059	469,939
Insight Enterprises, Inc.(1)	1,062	166,150
IPG Photonics Corp.(1)	52	4,058
Jabil, Inc.	3,526	478,937
Keysight Technologies, Inc.(1)	1,839	314,175
Littelfuse, Inc.	370	91,268
Novanta, Inc.(1)	184	30,724
TD SYNNEX Corp.	1,405	167,181
TE Connectivity PLC	4,699	710,113
Teledyne Technologies, Inc.(1)	311	150,916
Trimble, Inc.(1)	1,520	110,914
Vontier Corp.	1,176	46,170
Zebra Technologies Corp., Class A(1)	332	135,124
		4,753,711
Energy Equipment and Services — 0.6%
Baker Hughes Co.	19,742	867,661
ChampionX Corp.	6,534	202,227
Halliburton Co.	19,765	629,713
Noble Corp. PLC	1,902	63,660
NOV, Inc.	5,238	83,913
Schlumberger NV	9,522	418,396
TechnipFMC PLC	13,602	426,695
Tidewater, Inc.(1)	562	29,066
Valaris Ltd.(1)	615	28,407
Weatherford International PLC	2,509	206,491
		2,956,229

Entertainment — 1.0%
Atlanta Braves Holdings, Inc., Class C(1)	26	1,049
Electronic Arts, Inc.	1,758	287,732
Liberty Media Corp.-Liberty Formula One, Class A(1)	102	8,252
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,637	144,645
Liberty Media Corp.-Liberty Live, Class A(1)	14	1,004
Liberty Media Corp.-Liberty Live, Class C(1)	26	1,899
Live Nation Entertainment, Inc.(1)	719	99,402
Netflix, Inc.(1)	2,703	2,397,047
ROBLOX Corp., Class A(1)	973	48,776
Roku, Inc.(1)	1,155	79,730
Spotify Technology SA(1)	685	326,718
Take-Two Interactive Software, Inc.(1)	779	146,748
TKO Group Holdings, Inc.(1)	175	24,143
Walt Disney Co.	8,116	953,386
Warner Bros Discovery, Inc.(1)	16,029	167,984
		4,688,515
Financial Services — 3.1%
Affirm Holdings, Inc.(1)	2,362	165,364
Apollo Global Management, Inc.	4,623	809,164
Berkshire Hathaway, Inc., Class B(1)	6,667	3,220,294
Block, Inc.(1)	3,539	313,378
Corebridge Financial, Inc.	7,932	256,759
Corpay, Inc.(1)	476	181,442
Enact Holdings, Inc.	393	13,838
Equitable Holdings, Inc.	8,501	410,003
Essent Group Ltd.	2,515	145,317
Euronet Worldwide, Inc.(1)	62	6,518
Fidelity National Information Services, Inc.	3,173	270,657
Fiserv, Inc.(1)	1,586	350,443
Global Payments, Inc.	418	49,725
Jack Henry & Associates, Inc.	1,097	193,270
Jackson Financial, Inc., Class A	2,941	294,659
Mastercard, Inc., Class A	5,763	3,071,333
MGIC Investment Corp.	7,401	194,350
Mr. Cooper Group, Inc.(1)	1,005	99,163
PayPal Holdings, Inc.(1)	16,981	1,473,441
PennyMac Financial Services, Inc.	583	62,457
Radian Group, Inc.	164	5,870
Remitly Global, Inc.(1)	449	9,231
Shift4 Payments, Inc., Class A(1)(2)	389	44,377
Toast, Inc., Class A(1)	2,349	102,275
Visa, Inc., Class A	8,905	2,805,787
Voya Financial, Inc.	1,656	137,448
WEX, Inc.(1)	296	55,843
		14,742,406
Food Products — 0.7%
Archer-Daniels-Midland Co.	9,651	526,945
Bunge Global SA	4,160	373,319
Campbell's Co.	777	35,897
Conagra Brands, Inc.	1,238	34,107
Darling Ingredients, Inc.(1)	2,048	83,006
Flowers Foods, Inc.	394	8,912
Freshpet, Inc.(1)	478	73,158
General Mills, Inc.	2,231	147,826

Hershey Co.	2,303	405,627
Hormel Foods Corp.	2,510	81,399
Ingredion, Inc.	2,172	320,023
J.M. Smucker Co.	437	51,474
Kellanova	1,791	145,590
Kraft Heinz Co.	6,804	217,524
Lamb Weston Holdings, Inc.	1,190	91,916
Lancaster Colony Corp.	354	65,787
McCormick & Co., Inc.	783	61,395
Mondelez International, Inc., Class A	6,221	404,054
Pilgrim's Pride Corp.(1)	1,411	72,822
Post Holdings, Inc.(1)	123	14,819
Tyson Foods, Inc., Class A	3,378	217,881
WK Kellogg Co.	53	1,102
		3,434,583
Gas Utilities — 0.1%
Atmos Energy Corp.	1,512	228,796
MDU Resources Group, Inc.	4,356	87,294
National Fuel Gas Co.	919	58,788
Southwest Gas Holdings, Inc.	1,223	95,590
UGI Corp.	112	3,402
		473,870
Ground Transportation — 1.6%
Avis Budget Group, Inc.(2)	58	6,326
CSX Corp.	33,697	1,231,625
JB Hunt Transport Services, Inc.	1,888	357,040
Knight-Swift Transportation Holdings, Inc.	2,902	172,263
Landstar System, Inc.	1,047	194,658
Lyft, Inc., Class A(1)	1,308	22,707
Norfolk Southern Corp.	3,813	1,051,816
Old Dominion Freight Line, Inc.	2,996	674,519
Ryder System, Inc.	1,477	249,377
Saia, Inc.(1)	710	404,047
Schneider National, Inc., Class B	254	8,537
Uber Technologies, Inc.(1)	6,173	444,209
U-Haul Holding Co.(1)	50	3,534
U-Haul Holding Co.	1,957	122,195
Union Pacific Corp.	9,047	2,213,439
XPO, Inc.(1)	1,144	174,357
		7,330,649
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	7,937	942,677
Align Technology, Inc.(1)	829	192,966
Baxter International, Inc.	2,436	82,118
Becton Dickinson & Co.	1,074	238,321
Boston Scientific Corp.(1)	6,332	574,059
Cooper Cos., Inc.(1)	1,896	198,056
Dentsply Sirona, Inc.	833	16,368
Dexcom, Inc.(1)	2,980	232,410
Edwards Lifesciences Corp.(1)	5,312	379,011
Embecta Corp.	60	1,250
Envista Holdings Corp.(1)	5	111
GE HealthCare Technologies, Inc.	1,696	141,141
Glaukos Corp.(1)	418	60,046
Globus Medical, Inc., Class A(1)	1,542	132,011

Hologic, Inc.(1)	1,761	140,000
IDEXX Laboratories, Inc.(1)	1,172	494,291
Inspire Medical Systems, Inc.(1)	62	11,951
Insulet Corp.(1)	497	132,590
Intuitive Surgical, Inc.(1)	1,538	833,596
Lantheus Holdings, Inc.(1)	2,955	263,793
Masimo Corp.(1)	670	115,602
Medtronic PLC	6,124	529,971
Merit Medical Systems, Inc.(1)	887	92,159
Penumbra, Inc.(1)	150	36,618
QuidelOrtho Corp.(1)	114	4,674
ResMed, Inc.	1,383	344,395
Solventum Corp.(1)	570	40,761
STERIS PLC	751	164,514
Stryker Corp.	1,373	538,422
Teleflex, Inc.	578	111,467
TransMedics Group, Inc.(1)(2)	177	15,348
Zimmer Biomet Holdings, Inc.	2,003	224,536
		7,285,233
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc.(1)	960	39,005
agilon health, Inc.(1)	480	1,003
Cardinal Health, Inc.	1,190	145,466
Cencora, Inc.	1,675	421,346
Centene Corp.(1)	5,984	359,040
Chemed Corp.	163	93,300
Cigna Group	997	336,787
CorVel Corp.(1)	14	5,116
CVS Health Corp.	3,902	233,535
DaVita, Inc.(1)	391	64,972
Elevance Health, Inc.	1,496	608,812
Encompass Health Corp.	1,351	139,072
Ensign Group, Inc.	1,408	205,864
HCA Healthcare, Inc.	716	234,289
HealthEquity, Inc.(1)	390	39,601
Henry Schein, Inc.(1)	581	44,766
Hims & Hers Health, Inc.(1)	38	1,224
Humana, Inc.	764	226,434
Labcorp Holdings, Inc.	707	170,500
McKesson Corp.	503	316,135
Molina Healthcare, Inc.(1)	1,007	299,985
Option Care Health, Inc.(1)	455	10,829
PACS Group, Inc.(1)	188	2,972
Quest Diagnostics, Inc.	347	56,443
RadNet, Inc.(1)	10	818
Tenet Healthcare Corp.(1)	634	90,459
UnitedHealth Group, Inc.	2,699	1,646,930
Universal Health Services, Inc., Class B	1,319	270,395
		6,065,098
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	1,767	93,651
Veeva Systems, Inc., Class A(1)	1,009	229,901
		323,552
Hotels, Restaurants and Leisure — 2.0%
Airbnb, Inc., Class A(1)	2,410	328,025

Aramark	2,003	81,502
Booking Holdings, Inc.	119	619,036
Boyd Gaming Corp.	2,060	152,131
Caesars Entertainment, Inc.(1)	317	12,201
Carnival Corp.(1)	24,160	614,389
Cava Group, Inc.(1)	578	81,440
Chipotle Mexican Grill, Inc.(1)	18,127	1,115,173
Choice Hotels International, Inc.	518	78,342
Churchill Downs, Inc.	772	109,709
Darden Restaurants, Inc.	2,614	460,770
Domino's Pizza, Inc.	158	75,238
DoorDash, Inc., Class A(1)	1,656	298,875
DraftKings, Inc., Class A(1)	836	36,491
Dutch Bros, Inc., Class A(1)	846	45,456
Expedia Group, Inc.(1)	1,143	211,021
Flutter Entertainment PLC(1)	114	31,500
Hilton Worldwide Holdings, Inc.	1,002	253,947
Hyatt Hotels Corp., Class A	154	24,323
Las Vegas Sands Corp.	8,083	428,884
Light & Wonder, Inc., Class A(1)	772	73,371
Marriott International, Inc., Class A	833	240,812
McDonald's Corp.	2,451	725,521
MGM Resorts International(1)	1,451	55,631
Norwegian Cruise Line Holdings Ltd.(1)	14,371	386,436
Planet Fitness, Inc., Class A(1)	608	60,526
Red Rock Resorts, Inc., Class A	800	40,072
Royal Caribbean Cruises Ltd.	5,533	1,350,384
Six Flags Entertainment Corp.	150	6,928
Starbucks Corp.	4,236	434,021
Texas Roadhouse, Inc.	2,137	438,662
Vail Resorts, Inc.	221	39,612
Wingstop, Inc.	178	58,521
Wyndham Hotels & Resorts, Inc.	682	66,959
Wynn Resorts Ltd.	394	37,186
Yum! Brands, Inc.	1,269	176,315
		9,249,410
Household Durables — 0.9%
DR Horton, Inc.	3,406	574,865
Garmin Ltd.	2,046	434,980
Installed Building Products, Inc.	571	130,611
KB Home	2,364	195,597
Lennar Corp., B Shares	190	31,318
Lennar Corp., Class A	4,781	833,759
Meritage Homes Corp.	540	103,178
Mohawk Industries, Inc.(1)	1,444	200,470
NVR, Inc.(1)	51	471,015
PulteGroup, Inc.	4,293	580,714
SharkNinja, Inc.(1)	948	95,321
Taylor Morrison Home Corp.(1)	1,514	111,839
Tempur Sealy International, Inc.	2,028	113,527
Toll Brothers, Inc.	2,131	351,977
TopBuild Corp.(1)	328	128,130
Whirlpool Corp.	7	780
		4,358,081

Household Products — 0.9%
Church & Dwight Co., Inc.	2,075	228,520
Clorox Co.	1,696	283,520
Colgate-Palmolive Co.	8,964	866,191
Kimberly-Clark Corp.	4,889	681,282
Procter & Gamble Co.	10,942	1,961,463
Reynolds Consumer Products, Inc.	529	14,648
Spectrum Brands Holdings, Inc.	20	1,839
		4,037,463
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	21,840	284,793
Clearway Energy, Inc., Class A	222	6,174
Clearway Energy, Inc., Class C	1,100	32,439
Vistra Corp.	4,207	672,447
		995,853
Industrial Conglomerates — 0.3%
3M Co.	6,516	870,082
Honeywell International, Inc.	2,997	698,091
		1,568,173
Insurance — 3.9%
Aflac, Inc.	8,055	918,270
Allstate Corp.	4,599	953,787
American Financial Group, Inc.	1,934	284,027
American International Group, Inc.	12,415	954,465
Aon PLC, Class A	1,147	449,096
Arch Capital Group Ltd.	6,697	674,522
Arthur J Gallagher & Co.	728	227,311
Assurant, Inc.	1,120	254,352
Assured Guaranty Ltd.	40	3,731
Axis Capital Holdings Ltd.	2,844	264,606
Baldwin Insurance Group, Inc., Class A(1)	411	20,123
Brown & Brown, Inc.	654	73,967
Chubb Ltd.	3,576	1,032,499
Cincinnati Financial Corp.	2,055	328,451
CNA Financial Corp.	317	15,989
Erie Indemnity Co., Class A	273	120,273
Everest Group Ltd.	948	367,407
F&G Annuities & Life, Inc.	40	1,933
Fidelity National Financial, Inc.	6,266	397,202
First American Financial Corp.	1,913	134,197
Globe Life, Inc.	2,501	278,211
Hartford Financial Services Group, Inc.	7,437	917,056
Kinsale Capital Group, Inc.	519	263,880
Lincoln National Corp.	1,746	62,053
Loews Corp.	3,676	318,819
Markel Group, Inc.(1)	335	597,278
Marsh & McLennan Cos., Inc.	1,816	423,546
MetLife, Inc.	11,276	994,882
Old Republic International Corp.	5,538	215,816
Primerica, Inc.	1,148	347,557
Principal Financial Group, Inc.	4,838	421,341
Progressive Corp.	8,195	2,203,472
Prudential Financial, Inc.	6,723	870,023
Reinsurance Group of America, Inc.	1,537	351,051
RenaissanceRe Holdings Ltd.	1,324	378,863

RLI Corp.	714	125,593
Ryan Specialty Holdings, Inc.	688	51,875
Selective Insurance Group, Inc.	859	87,695
Travelers Cos., Inc.	4,714	1,254,113
Unum Group	3,666	281,915
W.R. Berkley Corp.	5,327	343,858
Willis Towers Watson PLC	278	89,516
		18,354,621
Interactive Media and Services — 4.9%
Alphabet, Inc., Class A	40,466	6,836,731
Alphabet, Inc., Class C	33,278	5,673,566
Match Group, Inc.(1)	1,424	46,622
Meta Platforms, Inc., Class A	18,134	10,414,719
Pinterest, Inc., Class A(1)	3,312	100,420
Reddit, Inc., Class A(1)	196	27,575
Snap, Inc., Class A(1)	2,085	24,624
ZoomInfo Technologies, Inc.(1)	463	5,065
		23,129,322
IT Services — 1.3%
Accenture PLC, Class A	4,020	1,456,727
Akamai Technologies, Inc.(1)	1,576	148,176
Amdocs Ltd.	1,327	115,077
Cloudflare, Inc., Class A(1)	1,875	187,181
Cognizant Technology Solutions Corp., Class A	6,969	560,935
DXC Technology Co.(1)	74	1,665
EPAM Systems, Inc.(1)	807	196,843
Gartner, Inc.(1)	761	394,145
Globant SA(1)	374	85,182
GoDaddy, Inc., Class A(1)	1,904	376,173
International Business Machines Corp.	5,929	1,348,314
Kyndryl Holdings, Inc.(1)	6,546	227,212
MongoDB, Inc.(1)	446	143,831
Okta, Inc.(1)	982	76,164
Snowflake, Inc., Class A(1)	1,756	306,949
Twilio, Inc., Class A(1)	1,643	171,759
VeriSign, Inc.(1)	523	97,895
		5,894,228
Leisure Products — 0.1%
Brunswick Corp.	888	71,493
Hasbro, Inc.	1,360	88,604
Mattel, Inc.(1)	7,730	147,024
		307,121
Life Sciences Tools and Services — 0.6%
10X Genomics, Inc., Class A(1)	150	2,385
Agilent Technologies, Inc.	2,094	288,909
Avantor, Inc.(1)	2,191	46,142
Bio-Rad Laboratories, Inc., Class A(1)	167	56,868
Bio-Techne Corp.	1,233	92,919
Bruker Corp.	1,542	89,359
Charles River Laboratories International, Inc.(1)	259	51,557
Danaher Corp.	2,452	587,720
Illumina, Inc.(1)	1,139	164,187
IQVIA Holdings, Inc.(1)	814	163,484
Medpace Holdings, Inc.(1)	319	108,661
Mettler-Toledo International, Inc.(1)	108	135,130

Repligen Corp.(1)	199	29,957
Revvity, Inc.	861	99,997
Thermo Fisher Scientific, Inc.	1,246	659,919
Waters Corp.(1)	610	234,679
West Pharmaceutical Services, Inc.	691	225,045
		3,036,918
Machinery — 2.5%
AGCO Corp.	1,810	183,190
Allison Transmission Holdings, Inc.	702	83,187
Caterpillar, Inc.	6,258	2,541,436
Chart Industries, Inc.(1)	169	32,659
Crane Co.	367	66,823
Cummins, Inc.	2,626	984,855
Deere & Co.	3,588	1,671,649
Donaldson Co., Inc.	3,660	285,663
Dover Corp.	725	149,278
Esab Corp.	295	38,079
Federal Signal Corp.	903	87,961
Flowserve Corp.	1,548	94,459
Fortive Corp.	847	67,193
Graco, Inc.	2,685	244,550
IDEX Corp.	528	121,773
Illinois Tool Works, Inc.	2,084	578,352
Ingersoll Rand, Inc.	2,255	234,903
ITT, Inc.	1,198	187,032
Lincoln Electric Holdings, Inc.	1,266	276,596
Middleby Corp.(1)	412	59,077
Mueller Industries, Inc.	3,530	285,118
Nordson Corp.	138	36,017
Oshkosh Corp.	889	100,999
Otis Worldwide Corp.	1,842	189,689
PACCAR, Inc.	9,778	1,144,026
Parker-Hannifin Corp.	605	425,254
Pentair PLC	664	72,369
RBC Bearings, Inc.(1)	235	78,751
Snap-on, Inc.	1,016	375,605
SPX Technologies, Inc.(1)	390	68,812
Stanley Black & Decker, Inc.	878	78,537
Symbotic, Inc.(1)	90	2,421
Timken Co.	1,613	124,927
Toro Co.	1,813	157,876
Watts Water Technologies, Inc., Class A	274	59,126
Westinghouse Air Brake Technologies Corp.	980	196,608
Xylem, Inc.	1,386	175,675
		11,560,525
Marine Transportation — 0.0%
Kirby Corp.(1)	1,299	164,336
Media — 0.7%
Charter Communications, Inc., Class A(1)	622	246,912
Comcast Corp., Class A	40,226	1,737,361
EchoStar Corp., Class A(1)	5,321	134,568
Fox Corp., Class A	4,566	215,150
Fox Corp., Class B	2,290	102,432
Interpublic Group of Cos., Inc.	1,325	40,823
Liberty Broadband Corp., Class A(1)	118	9,991

Liberty Broadband Corp., Class C(1)	1,203	102,423
New York Times Co., Class A	2,408	130,658
News Corp., Class A	4,391	128,876
News Corp., Class B	1,171	37,577
Nexstar Media Group, Inc., Class A	218	37,189
Omnicom Group, Inc.	723	75,785
Paramount Global, Class B	4,267	46,297
Sirius XM Holdings, Inc.	87	2,345
Trade Desk, Inc., Class A(1)	1,956	251,444
		3,299,831
Metals and Mining — 0.8%
Alcoa Corp.	3,548	164,734
ATI, Inc.(1)	4,613	277,564
Carpenter Technology Corp.	1,092	211,892
Cleveland-Cliffs, Inc.(1)	13,159	163,829
Commercial Metals Co.	2,891	178,346
Freeport-McMoRan, Inc.	19,629	867,602
Newmont Corp.	2,375	99,607
Nucor Corp.	4,723	730,601
Reliance, Inc.	1,063	341,478
Royal Gold, Inc.	1,000	146,260
Steel Dynamics, Inc.	3,950	573,816
U.S. Steel Corp.	3,380	137,803
		3,893,532
Multi-Utilities — 0.6%
Ameren Corp.	4,000	377,560
CenterPoint Energy, Inc.	3,462	112,930
CMS Energy Corp.	4,059	282,953
Consolidated Edison, Inc.	4,012	403,567
Dominion Energy, Inc.	4,380	257,325
DTE Energy Co.	2,584	325,015
NiSource, Inc.	3,159	120,326
Public Service Enterprise Group, Inc.	5,112	482,062
Sempra	3,695	346,111
WEC Energy Group, Inc.	1,918	193,814
		2,901,663
Oil, Gas and Consumable Fuels — 5.8%
Antero Midstream Corp.	9,223	147,291
Antero Resources Corp.(1)	4,951	161,848
APA Corp.	7,061	159,932
Cheniere Energy, Inc.	5,070	1,135,731
Chevron Corp.	18,546	3,003,154
Chord Energy Corp.	1,813	231,194
Civitas Resources, Inc.	3,011	156,211
CNX Resources Corp.(1)	42	1,702
ConocoPhillips	20,145	2,182,561
Coterra Energy, Inc.	17,920	478,822
Devon Energy Corp.	16,202	614,866
Diamondback Energy, Inc.	4,334	769,675
DT Midstream, Inc.	1,664	176,584
EnLink Midstream LLC(1)	8,621	138,022
EOG Resources, Inc.	10,303	1,372,978
EQT Corp.	11,822	537,192
Expand Energy Corp.	4,557	450,961
Exxon Mobil Corp.	39,477	4,656,707

Hess Corp.	6,179	909,425
Hess Midstream LP, Class A	2,976	112,790
HF Sinclair Corp.	4,066	166,421
Kinder Morgan, Inc.	17,723	501,029
Magnolia Oil & Gas Corp., Class A	3,753	104,108
Marathon Petroleum Corp.	6,440	1,005,606
Matador Resources Co.	3,841	230,498
Murphy Oil Corp.	4,225	137,186
New Fortress Energy, Inc.(2)	1,155	12,324
Occidental Petroleum Corp.	13,220	668,668
ONEOK, Inc.	8,680	986,048
Ovintiv, Inc.	8,272	375,714
PBF Energy, Inc., Class A	2,082	65,562
Permian Resources Corp.	17,343	271,591
Phillips 66	6,812	912,672
Range Resources Corp.	5,622	200,930
SM Energy Co.	1,473	66,565
Targa Resources Corp.	6,348	1,296,896
Texas Pacific Land Corp.	452	723,241
Valero Energy Corp.	5,475	761,463
Viper Energy, Inc.	1,413	76,458
Williams Cos., Inc.	23,833	1,394,707
		27,355,333
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,610	308,502
Magnera Corp.(1)	208	4,260
		312,762
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	2,898	152,435
American Airlines Group, Inc.(1)	2,060	29,911
Delta Air Lines, Inc.	16,524	1,054,562
Southwest Airlines Co.	11,116	359,714
United Airlines Holdings, Inc.(1)	9,892	957,842
		2,554,464
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	542	42,525
Coty, Inc., Class A(1)	175	1,293
elf Beauty, Inc.(1)	194	25,127
Estee Lauder Cos., Inc., Class A	1,558	112,363
Kenvue, Inc.	11,595	279,208
		460,516
Pharmaceuticals — 2.4%
AstraZeneca PLC, ADR	1,187	80,265
Bristol-Myers Squibb Co.	14,440	855,137
Catalent, Inc.(1)	2,230	136,275
Elanco Animal Health, Inc.(1)	4,558	60,211
Eli Lilly & Co.	4,498	3,577,484
Intra-Cellular Therapies, Inc.(1)	764	65,437
Jazz Pharmaceuticals PLC(1)	1,513	183,966
Johnson & Johnson	17,530	2,717,325
Merck & Co., Inc.	14,952	1,519,721
Organon & Co.	3,098	49,165
Pfizer, Inc.	26,093	683,898
Royalty Pharma PLC, Class A	4,341	115,731
Viatris, Inc.	30,512	399,402

Zoetis, Inc.	5,188	909,197
		11,353,214
Professional Services — 1.0%
Alight, Inc., Class A(1)	1,045	8,360
Amentum Holdings, Inc.(1)	521	12,686
Automatic Data Processing, Inc.	5,517	1,693,333
Booz Allen Hamilton Holding Corp.	922	136,622
Broadridge Financial Solutions, Inc.	838	197,785
CACI International, Inc., Class A(1)	85	39,090
Concentrix Corp.	34	1,528
Dayforce, Inc.(1)	223	17,838
Equifax, Inc.	366	95,731
ExlService Holdings, Inc.(1)	1,559	72,275
Exponent, Inc.	1,293	127,632
FTI Consulting, Inc.(1)	394	79,793
Genpact Ltd.	2,570	118,631
Jacobs Solutions, Inc.	329	46,465
KBR, Inc.	761	46,292
Leidos Holdings, Inc.	595	98,413
Maximus, Inc.	142	10,579
Parsons Corp.(1)	346	33,185
Paychex, Inc.	5,202	760,897
Paycom Software, Inc.	1,377	319,354
Paylocity Holding Corp.(1)	343	71,186
Robert Half, Inc.	2,850	212,638
Science Applications International Corp.	114	14,164
SS&C Technologies Holdings, Inc.	570	44,084
TransUnion	722	73,283
TriNet Group, Inc.	289	27,001
Verisk Analytics, Inc.	1,957	575,769
		4,934,614
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,191	306,718
CoStar Group, Inc.(1)	2,475	201,317
Jones Lang LaSalle, Inc.(1)	807	226,444
Zillow Group, Inc., Class A(1)	374	30,492
Zillow Group, Inc., Class C(1)	1,213	102,753
		867,724
Semiconductors and Semiconductor Equipment — 8.7%
Advanced Micro Devices, Inc.(1)	10,381	1,424,014
Allegro MicroSystems, Inc.(1)	868	18,862
Amkor Technology, Inc.	4,096	108,298
Analog Devices, Inc.	3,186	694,707
Applied Materials, Inc.	8,942	1,562,257
Astera Labs, Inc.(1)	919	94,887
Broadcom, Inc.	29,570	4,792,706
Cirrus Logic, Inc.(1)	1,750	182,787
Credo Technology Group Holding Ltd.(1)	1,287	63,012
Enphase Energy, Inc.(1)	922	65,785
Entegris, Inc.	947	100,032
First Solar, Inc.(1)	2,643	526,671
GLOBALFOUNDRIES, Inc.(1)(2)	542	23,441
Impinj, Inc.(1)	144	27,678
Intel Corp.	29,830	717,411
KLA Corp.	1,465	947,899

Lam Research Corp.	21,269	1,571,354
Lattice Semiconductor Corp.(1)	811	46,024
MACOM Technology Solutions Holdings, Inc.(1)	397	52,730
Marvell Technology, Inc.	5,547	514,151
Microchip Technology, Inc.	3,401	231,846
Micron Technology, Inc.	7,936	777,331
MKS Instruments, Inc.	365	41,479
Monolithic Power Systems, Inc.	343	194,700
NVIDIA Corp.	152,926	21,142,019
NXP Semiconductors NV	1,591	364,928
ON Semiconductor Corp.(1)	8,276	588,589
Onto Innovation, Inc.(1)	512	84,060
Qorvo, Inc.(1)	1,179	81,410
QUALCOMM, Inc.	13,798	2,187,397
Rambus, Inc.(1)	442	25,552
Skyworks Solutions, Inc.	3,987	349,221
SolarEdge Technologies, Inc.(1)	97	1,533
Teradyne, Inc.	2,130	234,300
Texas Instruments, Inc.	5,939	1,193,917
Universal Display Corp.	513	84,399
Wolfspeed, Inc.(1)	83	795
		41,118,182
Software — 8.4%
ACI Worldwide, Inc.(1)	18	1,023
Adobe, Inc.(1)	2,847	1,468,853
Altair Engineering, Inc., Class A(1)	315	33,267
ANSYS, Inc.(1)	575	201,883
Appfolio, Inc., Class A(1)	201	51,004
AppLovin Corp., Class A(1)	2,629	885,316
Aspen Technology, Inc.(1)	278	69,500
Atlassian Corp., Class A(1)	972	256,200
Aurora Innovation, Inc.(1)	12,724	82,324
Autodesk, Inc.(1)	1,380	402,822
Bentley Systems, Inc., Class B	920	45,540
Bill Holdings, Inc.(1)	470	42,403
Braze, Inc., Class A(1)	76	3,019
Cadence Design Systems, Inc.(1)	1,759	539,679
CCC Intelligent Solutions Holdings, Inc.(1)	2,000	25,200
Clearwater Analytics Holdings, Inc., Class A(1)	1,353	41,997
Commvault Systems, Inc.(1)	897	153,916
Confluent, Inc., Class A(1)	1,006	31,025
Crowdstrike Holdings, Inc., Class A(1)	1,456	503,732
Datadog, Inc., Class A(1)	1,825	278,769
DocuSign, Inc.(1)	2,933	233,731
Dolby Laboratories, Inc., Class A	528	41,353
Dropbox, Inc., Class A(1)	1,532	42,375
Dynatrace, Inc.(1)	1,844	103,614
Elastic NV(1)	465	50,899
Fair Isaac Corp.(1)	155	368,130
Fortinet, Inc.(1)	10,780	1,024,639
Gitlab, Inc., Class A(1)	659	42,011
Guidewire Software, Inc.(1)	591	119,908
HashiCorp, Inc., Class A(1)	170	5,715
HubSpot, Inc.(1)	333	240,110
Informatica, Inc., Class A(1)	174	4,614

Intuit, Inc.	1,759	1,128,803
Klaviyo, Inc., Class A(1)	619	22,990
Manhattan Associates, Inc.(1)	959	273,737
MARA Holdings, Inc.(1)	2,224	60,982
Microsoft Corp.	47,917	20,290,933
MicroStrategy, Inc., Class A(1)	1,200	464,964
Nutanix, Inc., Class A(1)	1,591	103,860
Oracle Corp.	10,371	1,916,976
Palantir Technologies, Inc., Class A(1)	13,403	899,073
Palo Alto Networks, Inc.(1)	2,149	833,425
Pegasystems, Inc.	1,454	138,086
Procore Technologies, Inc.(1)	530	43,036
PTC, Inc.(1)	755	151,045
Q2 Holdings, Inc.(1)	18	1,885
Qualys, Inc.(1)	674	103,526
Roper Technologies, Inc.	713	403,872
Rubrik, Inc., Class A(1)	433	22,005
Salesforce, Inc.	5,952	1,964,101
Samsara, Inc., Class A(1)	1,177	62,958
SentinelOne, Inc., Class A(1)	2,444	68,310
ServiceNow, Inc.(1)	1,321	1,386,310
Smartsheet, Inc., Class A(1)	1,045	58,468
SPS Commerce, Inc.(1)	307	59,273
Synopsys, Inc.(1)	964	538,384
Tenable Holdings, Inc.(1)	192	8,060
Teradata Corp.(1)	189	5,840
Tyler Technologies, Inc.(1)	293	184,347
UiPath, Inc., Class A(1)	2,690	38,225
Unity Software, Inc.(1)	1,539	37,105
Varonis Systems, Inc.(1)	809	40,418
Vertex, Inc., Class A(1)	620	33,635
Workday, Inc., Class A(1)	1,350	337,487
Workiva, Inc.(1)	85	8,266
Zeta Global Holdings Corp., Class A(1)	1,080	23,004
Zoom Communications, Inc., Class A(1)	2,507	207,304
Zscaler, Inc.(1)	626	129,325
		39,444,589
Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A(1)	2,018	302,074
AutoNation, Inc.(1)	337	60,286
AutoZone, Inc.(1)	66	209,190
Bath & Body Works, Inc.	879	31,855
Best Buy Co., Inc.	5,951	535,590
Burlington Stores, Inc.(1)	1,996	562,632
CarMax, Inc.(1)	2,979	250,147
Carvana Co.(1)	1,667	434,120
Chewy, Inc., Class A(1)	890	29,735
Dick's Sporting Goods, Inc.	1,850	383,394
Five Below, Inc.(1)	761	70,545
Floor & Decor Holdings, Inc., Class A(1)	2,371	266,050
GameStop Corp., Class A(1)	4,749	137,958
Gap, Inc.	8,856	214,758
Home Depot, Inc.	6,510	2,793,636
Lithia Motors, Inc.	313	121,100
Lowe's Cos., Inc.	2,055	559,844

Murphy USA, Inc.	634	347,305
O'Reilly Automotive, Inc.(1)	255	317,021
Penske Automotive Group, Inc.	153	25,481
RH(1)	62	23,879
Ross Stores, Inc.	7,039	1,090,130
TJX Cos., Inc.	16,815	2,113,477
Tractor Supply Co.	2,795	792,858
Ulta Beauty, Inc.(1)	1,293	499,925
Valvoline, Inc.(1)	1,345	53,410
Wayfair, Inc., Class A(1)	268	12,392
Williams-Sonoma, Inc.	4,086	702,874
		12,941,666
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	107,779	25,579,190
Dell Technologies, Inc., Class C	1,879	239,742
Hewlett Packard Enterprise Co.	17,598	373,429
HP, Inc.	6,224	220,516
IonQ, Inc.(1)	40	1,460
NetApp, Inc.	2,439	299,119
Pure Storage, Inc., Class A(1)	3,389	179,583
Seagate Technology Holdings PLC	1,390	140,849
Super Micro Computer, Inc.(1)	3,209	104,742
Western Digital Corp.(1)	2,194	160,140
		27,298,770
Textiles, Apparel and Luxury Goods — 0.9%
Amer Sports, Inc.(1)(2)	175	4,608
Birkenstock Holding PLC(1)	239	12,347
Crocs, Inc.(1)	2,122	224,083
Deckers Outdoor Corp.(1)	4,183	819,701
Levi Strauss & Co., Class A	3,097	54,073
Lululemon Athletica, Inc.(1)	2,141	686,533
NIKE, Inc., Class B	10,162	800,461
PVH Corp.	1,338	144,999
Ralph Lauren Corp.	1,207	279,300
Skechers USA, Inc., Class A(1)	3,509	223,944
Tapestry, Inc.	7,271	452,838
VF Corp.	16,823	340,329
		4,043,216
Tobacco — 0.3%
Altria Group, Inc.	7,094	409,608
Philip Morris International, Inc.	6,605	878,861
		1,288,469
Trading Companies and Distributors — 1.0%
Air Lease Corp.	1,255	63,879
Applied Industrial Technologies, Inc.	876	240,655
Beacon Roofing Supply, Inc.(1)	447	50,520
Boise Cascade Co.	825	121,770
Core & Main, Inc., Class A(1)	2,001	97,149
Fastenal Co.	11,159	932,446
Ferguson Enterprises, Inc.	529	114,227
FTAI Aviation Ltd.	2,882	486,539
Herc Holdings, Inc.	82	19,024
SiteOne Landscape Supply, Inc.(1)	416	63,752
United Rentals, Inc.	1,075	930,950
Watsco, Inc.	447	246,565

WESCO International, Inc.	1,513	320,105
WW Grainger, Inc.	879	1,059,494
		4,747,075
Water Utilities — 0.0%
American Water Works Co., Inc.	1,009	138,173
Essential Utilities, Inc.	880	35,226
		173,399
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	5,998	1,481,146
TOTAL COMMON STOCKS (Cost $383,775,861)		469,251,257
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	431,343	431,343
State Street Navigator Securities Lending Government Money Market Portfolio(3)	153,129	153,129
TOTAL SHORT-TERM INVESTMENTS (Cost $584,472)		584,472
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $384,360,333)		469,835,729
OTHER ASSETS AND LIABILITIES — 0.1%		356,669
TOTAL NET ASSETS — 100.0%		$470,192,398

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $148,862. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $153,129.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.